Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“NEO”) and certain financial performance of the Company for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Consolidated Revenue Growth[5]
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	6,365,202	4,772,193	3,643,842	2,798,975	149.92	97.55	771	17.6%
2021	6,281,262	20,558,596	3,679,847	10,836,812	172.72	120.41	743	27%
2020	5,834,698	12,915,345	3,321,116	6,981,316	117.63	106.29	410	(0.6)%
1David Jackson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Adam Miller	Adam Miller	Adam Miller
Kevin Knight	Kevin Knight	Kevin Knight
Gary Knight	Gary Knight	Gary Knight
Todd Carlson	Todd Carlson	Todd Carlson
2The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	6,365,202	(3,588,933)	1,995,924	4,772,193
2021	6,281,262	(3,532,322)	17,809,656	20,558,596
2020	5,834,698	(3,302,829)	10,383,476	12,915,345

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,643,842	(1,743,169)	898,302	2,798,975
2021	3,679,847	(1,778,754)	8,935,719	10,836,812
2020	3,321,116	(1,575,180)	5,235,380	6,981,316
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	3,370,207	186,203	—	(1,560,486)	—	—	1,995,924
2021	3,584,490	14,348,000	—	(122,834)	—	—	17,809,656
2020	3,329,993	7,002,868	—	50,615	—	—	10,383,476

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,636,932	56,015	—	(794,645)	—	—	898,302
2021	1,805,023	7,215,737	—	(85,041)	—	—	8,935,719
2020	1,588,136	3,622,400	—	24,844	—	—	5,235,380
4The Peer Group TSR set forth in this table utilizes the Nasdaq Transportation index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Transportation index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5We determined consolidated revenue growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022, as it served as a performance metric for both our 2022 Cash Bonus Plan and our Company Performance PRSUs, along with the additional measures that make up the components of our short-term and long-term incentive programs. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		consolidated revenue growth
Named Executive Officers, Footnote [Text Block]	David Jackson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Adam Miller	Adam Miller	Adam Miller
Kevin Knight	Kevin Knight	Kevin Knight
Gary Knight	Gary Knight	Gary Knight
Todd Carlson	Todd Carlson	Todd Carlson

Peer Group Issuers, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the Nasdaq Transportation index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Transportation index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	[1]	$ 6,365,202	$ 6,281,262	$ 5,834,698
PEO Actually Paid Compensation Amount	[1],[2],[3]	4,772,193	20,558,596	12,915,345
Non-PEO NEO Average Total Compensation Amount	[1]	3,643,842	3,679,847	3,321,116
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 2,798,975	10,836,812	6,981,316
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	6,365,202	(3,588,933)	1,995,924	4,772,193
2021	6,281,262	(3,532,322)	17,809,656	20,558,596
2020	5,834,698	(3,302,829)	10,383,476	12,915,345

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,643,842	(1,743,169)	898,302	2,798,975
2021	3,679,847	(1,778,754)	8,935,719	10,836,812
2020	3,321,116	(1,575,180)	5,235,380	6,981,316

Equity Valuation Assumption Difference, Footnote [Text Block]
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	3,370,207	186,203	—	(1,560,486)	—	—	1,995,924
2021	3,584,490	14,348,000	—	(122,834)	—	—	17,809,656
2020	3,329,993	7,002,868	—	50,615	—	—	10,383,476

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,636,932	56,015	—	(794,645)	—	—	898,302
2021	1,805,023	7,215,737	—	(85,041)	—	—	8,935,719
2020	1,588,136	3,622,400	—	24,844	—	—	5,235,380

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Measure	Description
Consolidated Revenue Growth
Consolidated revenue growth is calculated by taking the total of current year consolidated revenue less current year trucking fuel surcharge, minus prior year consolidated revenue less prior year trucking fuel surcharge, divided by prior year consolidated revenue less prior year trucking fuel surcharge. Trucking fuel surcharge is calculated as the sum of the applicable amount across each of the following of our operating segments: Knight Trucking, Swift Truckload, Swift Dedicated, Swift Refrigerated, AAA Cooper, MME (or, if the segments are reorganized, increased or decreased, any segment that provides truckload or LTL services).
Consolidated revenue growth targets could be adjusted by the Compensation Committee to omit the effects of extraordinary items, acquisitions or dispositions, unusual, one-time or non-recurring items, amortization of intangibles, cumulative effects of changes in accounting principles, and similar items or transactions.

Adjusted EPS CAGR
Adjusted EPS CAGR is a non-GAAP measure calculated as the compound annual growth rate in earnings per diluted share, adjusted to eliminate the effect of certain items or events, over the applicable period.

Adjusted Operating Income Growth
Adjusted operating income is a non-GAAP measure calculated as consolidated total revenue, net of trucking fuel surcharge, less consolidated total adjusted operating expenses, net of trucking fuel surcharge. Adjusted operating income growth is calculated by taking current year adjusted operating income less prior year adjusted operating income, divided by prior year adjusted operating income.
Adjusted operating income growth targets could be adjusted by the Compensation Committee to omit the effects of extraordinary items, acquisitions or dispositions, unusual, one-time or non-recurring items, amortization of intangibles, cumulative effects of changes in accounting principles, and similar items or transactions.

Return on Net Tangible Assets	Return on net tangible assets is a non-GAAP measure calculated as net income, adjusted to eliminate the effects of certain items or events, divided by average net tangible assets, and compared to a relative peer group of public truckload carriers selected by the Compensation Committee.

Total Shareholder Return Amount	[4]	$ 149.92	172.72	117.63
Peer Group Total Shareholder Return Amount	[4]	97.55	120.41	106.29
Net Income (Loss)		$ 771,000,000	$ 743,000,000	$ 410,000,000
Company Selected Measure Amount	[5]	17.6	0.27	0.6
PEO Name		David Jackson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Consolidated Revenue Growth
Non-GAAP Measure Description [Text Block]
Consolidated revenue growth is calculated by taking the total of current year consolidated revenue less current year trucking fuel surcharge, minus prior year consolidated revenue less prior year trucking fuel surcharge, divided by prior year consolidated revenue less prior year trucking fuel surcharge. Trucking fuel surcharge is calculated as the sum of the applicable amount across each of the following of our operating segments: Knight Trucking, Swift Truckload, Swift Dedicated, Swift Refrigerated, AAA Cooper, MME (or, if the segments are reorganized, increased or decreased, any segment that provides truckload or LTL services).
Consolidated revenue growth targets could be adjusted by the Compensation Committee to omit the effects of extraordinary items, acquisitions or dispositions, unusual, one-time or non-recurring items, amortization of intangibles, cumulative effects of changes in accounting principles, and similar items or transactions.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS CAGR
Non-GAAP Measure Description [Text Block]		Adjusted EPS CAGR is a non-GAAP measure calculated as the compound annual growth rate in earnings per diluted share, adjusted to eliminate the effect of certain items or events, over the applicable period.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income Growth
Non-GAAP Measure Description [Text Block]
Adjusted operating income is a non-GAAP measure calculated as consolidated total revenue, net of trucking fuel surcharge, less consolidated total adjusted operating expenses, net of trucking fuel surcharge. Adjusted operating income growth is calculated by taking current year adjusted operating income less prior year adjusted operating income, divided by prior year adjusted operating income.
Adjusted operating income growth targets could be adjusted by the Compensation Committee to omit the effects of extraordinary items, acquisitions or dispositions, unusual, one-time or non-recurring items, amortization of intangibles, cumulative effects of changes in accounting principles, and similar items or transactions.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Net Tangible Assets
Non-GAAP Measure Description [Text Block]		Return on net tangible assets is a non-GAAP measure calculated as net income, adjusted to eliminate the effects of certain items or events, divided by average net tangible assets, and compared to a relative peer group of public truckload carriers selected by the Compensation Committee.
PEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,588,933	$ 3,532,322	$ 3,302,829
PEO [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,995,924	17,809,656	10,383,476
PEO [Member] | Year End Fair Value of unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,370,207	3,584,490	3,329,993
PEO [Member] | Change in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		186,203	14,348,000	7,002,868
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,560,486	122,834	50,615
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,995,924	17,809,656	10,383,476
Non-PEO NEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,743,169	1,778,754	1,575,180
Non-PEO NEO [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		898,302	8,935,719	5,235,380
Non-PEO NEO [Member] | Year End Fair Value of unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,636,932	1,805,023	1,588,136
Non-PEO NEO [Member] | Change in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		56,015	7,215,737	3,622,400
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		794,645	85,041	24,844
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 898,302	$ 8,935,719	$ 5,235,380

[1]	David Jackson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Adam Miller	Adam Miller	Adam Miller
Kevin Knight	Kevin Knight	Kevin Knight
Gary Knight	Gary Knight	Gary Knight
Todd Carlson	Todd Carlson	Todd Carlson

[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	6,365,202	(3,588,933)	1,995,924	4,772,193
2021	6,281,262	(3,532,322)	17,809,656	20,558,596
2020	5,834,698	(3,302,829)	10,383,476	12,915,345

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,643,842	(1,743,169)	898,302	2,798,975
2021	3,679,847	(1,778,754)	8,935,719	10,836,812
2020	3,321,116	(1,575,180)	5,235,380	6,981,316
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	3,370,207	186,203	—	(1,560,486)	—	—	1,995,924
2021	3,584,490	14,348,000	—	(122,834)	—	—	17,809,656
2020	3,329,993	7,002,868	—	50,615	—	—	10,383,476

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,636,932	56,015	—	(794,645)	—	—	898,302
2021	1,805,023	7,215,737	—	(85,041)	—	—	8,935,719
2020	1,588,136	3,622,400	—	24,844	—	—	5,235,380

[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	The Peer Group TSR set forth in this table utilizes the Nasdaq Transportation index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Transportation index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined consolidated revenue growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022, as it served as a performance metric for both our 2022 Cash Bonus Plan and our Company Performance PRSUs, along with the additional measures that make up the components of our short-term and long-term incentive programs. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.